Cover	Nov. 05, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-43200
Entity Registrant Name	BHAV ACQUISITION CORP
Entity Central Index Key	0002097288
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	255 Old New Brunswick Rd.
Entity Address, Address Line Two	Suite N210
Entity Address, City or Town	Piscataway
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08854
City Area Code	732
Local Phone Number	612-9552
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one right to acquire one-fourth of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one right to acquire one-fourth of one Class A ordinary share
Trading Symbol	BHAVU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	BHAV
Security Exchange Name	NASDAQ
Rights, each right to acquire one-fourth of one Class A ordinary share
Title of 12(b) Security	Rights, each right to acquire one-fourth of one Class A ordinary share
Trading Symbol	BHAVR
Security Exchange Name	NASDAQ